OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income [Abstract]
Schedule of Other Operating Income
	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Government supports - COVID-19	1,840	-	-
Other income	17	88	99
Rental income from premises	3	3	3

	1,860	91	102